FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Carrying amount
Cash and balances at central banks	$ 223,329	$ 171,806
Loans and advances to banks	18,111	28,206
Receivables from securities financing transactions measured at amortized cost	118,302	74,128
Cash collateral receivables on derivative instruments	43,959	32,300
Loans and advances to customers	587,347	405,633
Other financial assets measured at amortized cost	59,279	54,334
Not measured at fair value
Carrying amount
Cash and balances at central banks	223,300	171,800
Loans and advances to banks	18,100	28,200
Receivables from securities financing transactions measured at amortized cost	118,300	74,100
Cash collateral receivables on derivative instruments	44,000	32,300
Loans and advances to customers	582,400	396,500
Other financial assets measured at amortized cost	57,500	54,100
Not measured at fair value | Carrying amount approximates fair value
Carrying amount
Cash and balances at central banks	223,300	171,700
Loans and advances to banks	17,100	12,500
Receivables from securities financing transactions measured at amortized cost	115,100	68,700
Cash collateral receivables on derivative instruments	44,000	32,300
Loans and advances to customers	182,900	131,800
Other financial assets measured at amortized cost	10,500	9,000
Not measured at fair value | Level 1
Carrying amount
Cash and balances at central banks	0	0
Loans and advances to banks	0	0
Receivables from securities financing transactions measured at amortized cost	0	0
Cash collateral receivables on derivative instruments	0	0
Loans and advances to customers	0	0
Other financial assets measured at amortized cost	13,200	12,800
Not measured at fair value | Level 2
Carrying amount
Cash and balances at central banks	0	100
Loans and advances to banks	800	15,400
Receivables from securities financing transactions measured at amortized cost	2,800	3,900
Cash collateral receivables on derivative instruments	0	0
Loans and advances to customers	44,500	44,300
Other financial assets measured at amortized cost	31,000	29,600
Not measured at fair value | Level 3
Carrying amount
Cash and balances at central banks	0	0
Loans and advances to banks	200	200
Receivables from securities financing transactions measured at amortized cost	400	1,500
Cash collateral receivables on derivative instruments	0	0
Loans and advances to customers	355,000	220,400
Other financial assets measured at amortized cost	$ 2,800	$ 2,600